UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
 (Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2011

Date of reporting period: JUNE 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (60.96%)
Bank Debt (43.66%) (1)
Alumina and Aluminum Production and Processing (5.52%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (3)	$26,040,015	$13,488,728	4.20%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (2), (3)	$560,762	560,762	0.18%
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13 (2), (3)	$228,100	228,100	0.07%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (2), (3)	$33,412	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (2), (3)	$3,429,248	3,429,248	1.07%
Total Alumina and Aluminum Production and Processing		17,706,838

Business Support Services (4.66%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$14,660,843	14,954,060	4.66%

Communications Equipment Manufacturing (3.91%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/14	$111,288	106,503	0.03%
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, 2% LIBOR Floor, due 9/30/13	$12,445,548	12,445,548	3.88%
Total Communications Equipment Manufacturing		12,552,051

Electric Power Generation, Transmission, and Distribution (2.12%)
La Paloma Generating Company, Residual Bank Debt Claim (7)	$931,258	33,456	0.01%
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan, LIBOR + 4.5%, due 10/10/17	$8,679,234	6,786,849	2.11%
Total Electric Power Generation, Transmission, and Distribution		6,820,305

Electronic Shopping and Mail-Order Houses (1.61%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$5,329,386	5,166,839	1.61%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.76%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$180,921	161,020	0.05%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$2,545,792	2,265,755	0.71%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		2,426,775

Motion Picture and Video Industries (3.12%)
CKX Entertainment Inc., Senior Secured Bridge Term Loan, LIBOR + 7%, 1.5% LIBOR Floor, due 6/21/12	$10,037,746	10,002,614	3.12%

Offices of Real Estate Agents and Brokers (0.17%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$509,084	540,478	0.17%

Other Financial Investment Activities (2.21%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$9,841,103	7,102,000	2.21%

Plastics Product Manufacturing (4.97%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/11 (2)	$10,015,360	8,918,678	2.78%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (2)	$7,036,779	7,036,779	2.19%
Total Plastics Product Manufacturing		15,955,457

Radio and Television Broadcasting (4.19%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	$1,568,335	1,615,385	0.50%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	$8,894,586	9,250,369	2.88%
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	$3,121,060	2,596,722	0.81%
Total Radio and Television Broadcasting		13,462,476

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.34%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5% Cash +2% PIK, 1.5% LIBOR Floor, due 11/27/16	$1,103,956	1,090,156	0.34%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Scheduled Air Transportation (2.12%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (2)	$2,946,424	$3,351,557	1.05%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (2)	$3,007,026	3,449,059	1.07%
Total Scheduled Air Transportation		6,800,616

Semiconductor and Other Electronic Component Manufacturing (4.62%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$13,667,282	13,393,936	4.17%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$1,431,540	1,431,540	0.45%
Total Semiconductor and Other Electronic Component Manufacturing		14,825,476

Wired Telecommunications Carriers (3.34%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 (Bulgaria) (4)	€119,585	140,905	0.04%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%, 3% LIBOR Floor, due 10/28/15	$2,727,788	2,803,045	0.87%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	$3,229,964	3,246,114	1.01%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (4)	€1,477,562	1,591,000	0.50%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4), (7)	€3,129,744	2,952,460	0.92%
Total Wired Telecommunications Carriers		10,733,524

Total Bank Debt (Cost $147,206,058)		140,139,665

Other Corporate Debt (17.30%)
Aerospace Product and Parts Manufacturing (0.50%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$1,260,000	995,400	0.31%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$759,000	598,957	0.19%
Total Aerospace Product and Parts Manufacturing		1,594,357

Data Processing, Hosting, and Related Services (4.10%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$12,934,000	13,171,210	4.10%

Full-Service Restaurants (0.90%)
Landry's Restaurant, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (5)	$2,739,000	2,892,877	0.90%

Gambling Industries (2.46%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$8,673,000	7,881,589	2.46%

Home Furnishings Stores (0.06%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (7)	$2,782,000	208,650	0.06%

Industrial Machinery Manufacturing (1.57%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$5,054,896	5,054,896	1.57%

Metal and Mineral (except Petroleum) Merchant Wholesalers (2.02%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$6,320,000	6,470,100	2.02%

Oil and Gas Extraction (1.59%)
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16 (5)	$4,960,000	5,096,400	1.59%

Other Professional, Scientific, and Technical Services (0.78%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 - (UK/France/Germany) (5)	$2,962,000	2,503,660	0.78%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Plastics Product Manufacturing (0.03%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09 (5), (7)	$6,973,000	$97,622	0.03%

Wired Telecommunications Carriers (3.29%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$8,000,000	8,400,000	2.62%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (4), (5), (7)	€14,859,062	2,154,861	0.67%
Total Wired Telecommunications Carriers		10,554,861

Total Other Corporate Debt (Cost $79,409,124)		55,526,222

Total Debt Investments (Cost $226,615,182)		195,665,887

Equity Securities (36.51%)
Activities Related to Credit Intermediation (10.87%)
Online Resources Corporation, Common Stock (2), (6), (7)	549,555	1,791,549	0.56%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (5), (6), (7)	22,255,193	33,104,600	10.31%
Total Activities Related to Credit Intermediation		34,896,149

Alumina and Aluminum Production and Processing (0.26%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (5), (7)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (3), (5), (7)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (3), (5), (7)	910	256,914	0.08%
Revere Leasing, LLC, Class B Units (2), (3), (5), (7)	2,060	582,098	0.18%
Total Alumina and Aluminum Production and Processing		839,012

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class B Units (5), (7)	198	-	-
Hawkeye Renewables, LLC, Class C Units (5), (7)	156	1,716	-
Total Basic Chemical Manufacturing		1,716

Business Support Services (0.25%)
STG-Fairway Holdings, LLC, Class A Units (5), (7)	47,381	819,149	0.25%

Communications Equipment Manufacturing (8.44%)
Dialogic, Inc., Common Stock (5), (8)	607,388	2,733,246	0.85%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (4), (5), (6), (7)	116,474	7,183,239	2.24%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (2), (4), (5), (6)	11,530,912	17,166,076	5.35%
Total Communications Equipment Manufacturing		27,082,561

Data Processing, Hosting, and Related Services (0.75%)
GXS Holdings, Inc., Common Stock (5), (7)	490,407	49	-
GXS Holdings, Inc., Series A Preferred Stock (5), (7)	9,299	2,391,723	0.75%
Total Data Processing, Hosting, and Related Services		2,391,772

Depository Credit Intermediation (0.24%)
Doral Financial Corporation, Common Stock (7)	401,799	787,526	0.24%

Electric Power Generation, Transmission and Distribution (0.25%)
Mach Gen, LLC, Common Units (5), (7)	9,740	793,810	0.25%

Electronic Shopping and Mail-Order Houses (0.04%)
Shop Holding, LLC, Class A Units (5), (7)	174,754	140,696	0.04%
Shop Holding, LLC, Warrants to Purchase Class A Units (5), (7)	116,502	-	-
Total Electronic Shopping and Mail-Order Houses		140,696

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (5), (7)	20	$4,014	-

Other Amusement and Recreation Industries (0.01%)
Bally Total Fitness Holding Corporation, Common Stock (5), (7)	1,785	37,307	0.01%
Bally Total Fitness Holding Corporation, Warrants (5), (7)	3,218	15,446	-
Total Other Amusement and Recreation Industries		52,753

Other Electrical Equipment and Component Manufacturing (5.04%)
EPMC HoldCo, LLC, Membership Units (2), (5), (6)	854,400	14,144,592	4.40%
GSI Group, Inc., Common Stock (5), (7)	169,809	2,046,198	0.64%
Total Other Electrical Equipment and Component Manufacturing		16,190,790

Plastics Product Manufacturing (0.78%)
WinCup, Inc., Common Stock (2), (5), (6), (7)	31,020,365	2,495,705	0.78%

Radio and Television Broadcasting (0.33%)
Encompass Digital Media Group, Inc., Common Stock (5), (7)	105,698	484,704	0.16%
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (5), (7)	1,503,575	56,498	0.02%
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (5), (7)	475,933	74,100	0.02%
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (5), (7)	518,563	362,073	0.11%
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (5), (7)	297,228	72,309	0.02%
Total Radio and Television Broadcasting		1,049,684

Scheduled Air Transportation (0.60%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (2), (5), (6)	108	983,847	0.30%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (2), (5), (6)	105	962,340	0.30%
Total Scheduled Air Transportation		1,946,187

Semiconductor and Other Electronic Component Manufacturing (0.75%)
TPG Hattrick Holdco, LLC, Common Units (5), (7)	1,934,209	2,398,419	0.75%

Wired Telecommunications Carriers (7.90%)
Hawaiian Telcom Holdco, Inc., Common Stock (5), (7)	77,590	1,997,943	0.63%
Integra Telecom, Inc., Common Stock (5), (7)	4,777,651	23,304,209	7.26%
Integra Telecom, Inc., Warrants (5), (7)	1,300,529	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (4), (5), (7)	1,779,000	25,799	0.01%
Total Wired Telecommunications Carriers		25,327,951

Total Equity Securities (Cost $149,786,099)		117,217,894

Total Investments (Cost $376,401,282) (8)		312,883,781

Cash and Cash Equivalents (2.53%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.02%,
Collateralized by FHLB Discount Note	$898,272	898,272	0.28%
Union Bank of California, Commercial Paper, 0.05%, due 7/1/11	$2,000,000	2,000,000	0.62%
Cash Denominated in Foreign Currencies	€3,054,735	4,429,977	1.38%
Cash Held on Account at Various Institutions	$797,334	797,334	0.25%
Total Cash and Cash Equivalents		8,125,583

Total Cash and Investments		$321,009,364	100.00%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2011

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended June 30, 2011 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EPMC HoldCo, LLC, Membership Units	$28,314,816	$-	$(5,397,667)	$14,144,592	$-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	5,019,390	-	-	7,183,239	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	16,126,784	-	-	17,166,076	14,280
Online Resources Corporation, Common Stock	2,440,024	-	-	1,791,549	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	33,494,066	-	-	33,104,600	-
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	560,762	-	-	560,762	37,748
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13	228,100	-	-	228,100	15,355
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	760
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13	2,152,771	909,271	-	3,429,248	170,050
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	8,827,142	962,907	-	13,488,728	963,042
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Leasing, LLC, Class A Units	267,184	-	(10,269)	256,914	-
Revere Leasing, LLC, Class B Units	605,364	-	(23,245)	582,098	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/11	9,292,701	722,659	-	8,918,678	723,061
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	-	3,207,332	(260,908)	3,351,557	149,738
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	-	3,186,492	(179,466)	3,449,059	151,035
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	-	1,012,492	(132,548)	983,847	-
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	-	1,015,160	(130,252)	962,340	-
WinCup, Inc., Common Stock	7,388,302	-	-	2,495,705	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13	3,546,835	3,489,944	-	7,036,779	559,494

(3)	Issuer is a controlled company

(4)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	Non-income producing security

(8)	Includes investments with an aggregate fair value of $4,684,426 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $105,784,957 and $79,537,019, respectively.

Aggregate purchases include investment assets received as payment in kind.  Aggregate sales include principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $378,187,124.  Net unrealized depreciation aggregated $64,499,364, of which $48,789,761 related to appreciated investments and $113,289,125 related to depreciated investments.

The total value of restricted securities and bank debt as of June 30, 2011 was $280,978,800, or 87.53% of total cash and investments of the Registrant.

Options and swaps at June 30, 2011 were as follows:

	Contracts or
Instrument	Notional Amount	Fair Value

Light Crude Oil, Call Option, $110, Expires 1/17/12	60	$253,800
Light Crude Oil, Call Option, $110, Expires 12/13/12	138	1,203,360
Light Crude Oil, Call Option Written, $150, Expires 1/17/12	(60)	(18,600)
Light Crude Oil, Call Option Written, $150, Expires 12/13/12	(138)	(229,080)
Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$6,560,548	(405,500)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.  At June 30, 2011, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$7,881,589	$7,358,519
2	Other observable market inputs*	22,210,391	40,337,254	1,997,943
3	Independent third-party pricing sources that employ significant unobservable inputs	115,675,415	7,209,757	102,173,746
3	Internal valuations with significant unobservable inputs	2,253,859	97,622	5,687,686
Total		$140,139,665	$55,526,222	$117,217,894

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended June 30, 2011 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$88,779,503	$5,005,000	$118,400,136
Net realized and unrealized gains (losses)	5,594,459	(8,815,935)	(10,928,960)
Acquisitions	61,790,824	1,056,550	9,431,641
Dispositions	(21,044,688)	-	(14,729,071)
Transfers out of Level 3*	(9,576,524)	-	-
Reclassifications within Level 3†	(9,868,159)	9,964,142	-
Ending balance	$115,675,415	$7,209,757	$102,173,746

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$5,507,437	$(8,815,935)	$(9,691,155)

* Comprised of one investment that transferred to Level 2 due to increased trading volumes.

† Comprised of $95,983 reclassified from Investment Manager Valuation to Independent Third-Party Valuation and $9,964,142 reclassified from Bank Debt to Other Corporate Debt.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$2,343,442	$103,853	$5,319,171
Net realized and unrealized gains (losses)	97,647	(6,231)	416,213
Acquisitions	82,351	-	-
Dispositions	(173,598)	-	(47,698)
Reclassifications within Level 3‡	(95,983)	-	-
Ending balance	$2,253,859	$97,622	$5,687,686

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$71,018	$(6,231)	$416,213

‡ Reclassification of one investment from Investment Manager Valuation to Independent Third-Party Valuation.

During the nine months ended June 30, 2011, one investment with a beginning fair value of $1,792,040 transferred from Level 2 to Level 1 following commencement of active trading on a national exchange.

Acquisition date and cost of restricted securities of unaffiliated issuers held at June 30, 2011 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Dialogic, Inc., Common Stock	9/28/06	2,967,357
Encompass Digital Media Group, Inc., Common Stock	1/15/10	507,834
GSI Group, Inc., Common Stock	7/23/10	917,585
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	Various 2010	4,496,508
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawaiian Telcom Holdco, Inc., Common Stock	Various 2010	1,203,574
Hawkeye Renewables, LLC, Class B Units	6/18/10	-
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,143,084
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	7,828,560
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15	5/10/10	2,695,916
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	2,185,143
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	2,439,543
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/27/07	18,941,830
Precision Holdings, LLC, Class C Membership Interests	9/30/10	455
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	4/4/06	6,588,684
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	4/11/11	49,194
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	4/11/11	64,521
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	4/11/11	315,267
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	4/11/11	62,961
Shop Holding, LLC, Class A Units	6/2/11	164,961
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	648,485
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16	Various 2011	4,956,716

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 29, 2011

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: August 29, 2011